Revenue	6 Months Ended
Jun. 30, 2022
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue
3. Revenue
The Company recognized upfront proceeds of £36.5 million ($50.0 million) from the license and collaboration agreement with Ultragenyx for setrusumab as revenue in the six-month
period ended June 30, 2021. The variable consideration relating to future milestones and sales royalties will be recognized in the statement of comprehensive income when the milestones are achieved or the underlying commercial sales are made, in the event regulatory approval is obtained.
As a consequence of the license and collaboration agreement with Ultragenyx and in accordance with terms of the 2015 asset purchase with Novartis, the Company made a payment to Novartis of £7.2 million ($10.0 million). The payment included a deduction for costs of £2.4 million which was deferred to be recognized in the statement of comprehensive income when the associated costs are incurred. In the six-month
period ended June 30, 2022, £0.4 million (six months ended June 30, 2021: £0.9 million) of these deductions were recognized within “Cost of revenue” in the condensed consolidated
statement of comprehensive
(loss)/
income. As of June 30, 2022, the remaining balance to be recognized of £
0.9
million (June 30, 2021: £
1.5
 million and December 31, 2021: £
1.3
million) is included within “Other liabilities” in the condensed consolidated balance sheets
.